Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity
Cash and cash equivalents	¥ 4,360,918		¥ 3,822,339	¥ 5,192,127	$ 623,603
Restricted cash	11,143		8,696	154,433	1,593
Short-term investments	657,563		1,274,609		94,030
Accounts receivable, net	420,132		473,490		60,078
Amounts due from related parties	596,800		499,524		85,341
Loan receivable, net	112,416		169,108		16,075
Other current assets	201,573		226,965		28,827
Long-term investments	1,172,012		971,099		167,595
Property and equipment, net	2,356,440		2,382,247		336,966
Operating lease right-of-use assets	103,027		121,115		14,733
Deferred tax assets	310,287		319,206		44,370
Other non-current assets	112,492		137,291		16,086
Total Assets	11,740,934		11,778,845		1,678,931
Accrued payroll and welfare expenses	407,558		412,730		58,280
Deferred revenue	54,398		72,259		7,779
Other current liabilities	312,240		404,288		44,650
Deferred tax liabilities	263,608		246,093		37,695
Other non-current liabilities	6,820		15,011		975
Operating lease liabilities, non-current	60,344		75,725		8,629
Total Liabilities	1,757,974		1,766,105		251,387
Revenues by timing of recognition
Total revenues	2,629,787	$ 376,054	2,621,334	3,317,821
Less:VAT related surcharges	(19,547)	(2,795)	(20,352)	(23,125)
Net revenues	2,610,240	373,259	2,600,982	3,294,696
Total other (loss) income	79,761	11,406	233,716	111,332
Net income (loss)	557,219	79,681	487,004	1,001,015
Net income attributable to Noah Holdings Limited shareholders	558,857	79,915	475,445	1,009,494
Cash flows used in operating activities	976,609	139,652	387,336	1,318,320
Cash flows (used in) provided by investing activities	299,454	42,822	(840,819)	(247,141)
Others
Revenues by timing of recognition
Total revenues	1,476,390	211,120	1,479,712	2,067,341
Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	574,255	82,117	614,258	1,072,838
Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	624,589	89,315	631,505	707,580
Others | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	116,247	16,623	47,841	16,344
Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	161,299	23,065	186,108	270,579
Related Party
Revenues by timing of recognition
Total revenues	1,153,397	164,934	1,146,710	1,266,766
Related Party | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	7,284	1,042	21,288	16,365
Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	990,515	141,642	1,020,524	1,129,136
Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	155,598	22,250	104,898	121,265
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity
Cash and cash equivalents	522,174		705,010		74,670
Restricted cash	2,315		5,877		331
Short-term investments	276,969		375,226		39,606
Accounts receivable, net	15,053		28,542		2,153
Amounts due from related parties	292,025		224,734		41,759
Loan receivable, net	35,095		56,674		5,019
Other current assets	132,673		154,279		18,972
Long-term investments	859,495		605,840		122,906
Investments in affiliates	621,733		729,942		88,907
Property and equipment, net	109,263		86,953		15,624
Operating lease right-of-use assets	8,497		3,493		1,215
Deferred tax assets	145,018		108,564		20,737
Other non-current assets	20,375		15,274		2,914
Total Assets	3,972,626		3,722,352		568,079
Accrued payroll and welfare expenses	81,945		97,459		11,718
Income tax payable	75,726		90,665		10,829
Deferred revenue	4,555		2,166		651
Deferred tax liabilities	44,242		59,804		6,327
Other non-current liabilities	1,774		9,226		254
Operating lease liabilities, non-current	4,347		1,582		622
Total Liabilities	396,291		403,820		56,670
Revenues by timing of recognition
Total revenues	640,972	91,659	678,536	997,204
Less:VAT related surcharges	(789)	(113)	(1,740)	(4,538)
Net revenues	640,183	91,546	676,796	992,666
Total operating cost and expenses	(485,485)	(69,423)	(704,101)	(740,138)
Total other (loss) income	(221,927)	(31,735)	11,769	(11,197)
Net income (loss)	(179,807)	(25,712)	(112,011)	212,334
Net income attributable to Noah Holdings Limited shareholders	(180,340)	(25,788)	(122,393)	215,954
Cash flows used in operating activities	(289,952)	(41,463)	(394,848)	(7,660)
Cash flows (used in) provided by investing activities	103,554	14,808	(284,130)	(131,120)
Cash flows used in operating activities which include amounts due from the Group's subsidiaries	931,941	133,266	647,424	149,250
Variable Interest Entity, Primary Beneficiary [Member] | Others
Variable Interest Entity
Other current liabilities	183,702		142,918		26,269
Revenues by timing of recognition
Total revenues	149,626	21,397	179,216	413,197
Variable Interest Entity, Primary Beneficiary [Member] | Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	19,333	2,765	44,202	371,863
Variable Interest Entity, Primary Beneficiary [Member] | Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	21,158	3,026	21,925	4,083
Variable Interest Entity, Primary Beneficiary [Member] | Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	109,135	15,606	113,089	37,251
Variable Interest Entity, Primary Beneficiary [Member] | Subsidiaries
Variable Interest Entity
Amounts due from related parties	931,941		621,944		$ 133,266
Variable Interest Entity, Primary Beneficiary [Member] | Related Party
Revenues by timing of recognition
Total revenues	491,346	70,262	499,320	584,007
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	3,196	457	1,178	4,135
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	479,724	68,600	475,180	569,458
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	¥ 8,426	$ 1,205	¥ 22,962	¥ 10,414